Non-controlling Interests - Additional Information (Detail) - Oyu Tolgoi [member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Investments in subsidiary on behalf of noncontrolling interest	$ 1,021.4	$ 846.3
Accrued interest on Investments in subsidiary on behalf of noncontrolling interest	$ 505.6	$ 387.7